Organization and Business	12 Months Ended
Jun. 30, 2025
Organization and Business [Abstract]
Organization and Business

1. Organization and Business

Organization and Business

The RoyaLand Company Ltd. (“RoyaLand Ltd.”, “we”, “our Company” and “Successor”), an exempted company limited by shares, was incorporated on October 18, 2022, under the laws of Bermuda. Under our bye-laws, we are authorized to issue 50,000,000 undesignated preference shares, 20,000,000 Class A Common Shares and 430,000,000 Class B Common Shares. Concurrent with our formation, we issued 650,000 Class A Common Shares to our Chief Executive Officer (“CEO”), the majority owner, and 350,000 Class B Common Shares to two other individuals at an issue price of $0.0002 per share, their par value, for a total consideration of $200.

On November 28, 2022, we entered into a share exchange agreement (the “SEA”) with RoyaLand Company (“RoyaLand Company”), a United States company incorporated in the state of Nevada. At the time of the SEA, the majority of our shares were owned by our CEO and, as a result, we determined this to be a common control acquisition.

On November 29, 2022, we acquired 100% of the issued and outstanding shares of OAPLT (the “Acquisition”). OAPLT (the “Predecessor”) is a French joint stock company formed on November 24, 2017, whose main activities consist of the conception, development and management of a digital and artistic creation studio, and include the creation of apps, websites, the hosting of web products and the provision of services in relation thereto.

RoyaLand Ltd. is a company focused on creating an online and offline immersive, fantasy-based royalty-themed experience called myRoyal.World, primarily centered around the mobile-first massively multiplayer online role-playing game, or MMORPG, called TheRoyal.Land. We intend for TheRoyal.Land to be a novel interactive, immersive game based on a player-empowered design. The plan is to build proprietary digital avatars and provide opportunities to players to earn in-game reward currency, build virtual land, and own their online assets while enhancing all of these features with what we consider to be premium incremental in-game content. TheRoyal.Land game is currently in development.

We have engaged the services of Neosperience S.p.A. to work with us to develop TheRoyal.Land. See Note 5. Neosperience will design and develop TheRoyal.Land using its proprietary technology. Neosperience plans to use its models to create complex and dynamic in-game environments and realistic and emotive characters and to assist with dynamically adjusting the difficulty level and game balance in real time based on player behavior and performance to keep the game challenging yet rewarding. For example, Neosperience’s technology is designed to imbue non-player characters (“NPCs”), with various behaviors, which we believe makes them seem more lifelike and responsive thereby enhancing player immersion and creating a more engaging gameplay experience. Additionally, Neosperience intends to use advanced modeling and rendering techniques to create realistic player characters and NPCs that dynamically interact utilizing a full range of human-like emotions, reactions, and movements giving them a depth of character which we believe is rarely seen in video games.

Our Company, through Neosperience, has been working on the design and development of the game since mid-2023. Neosperience has completed the development of the vertical slice or the pre-production playable beta version of TheRoyal.Land. In addition, we have secured the domains, TheRoyaLand.online and TheRoyaLand.io, on which we expect to host TheRoyal.Land, and have finished website development for TheRoyal.Land. We are also in the early stages of discussions with media companies to develop myRoyal.World media assets for various streaming platforms. We plan to add additional internal resources to ensure the quality and timely delivery of TheRoyal.Land and myRoyal.World’s assets and experiences.

In addition, working with Neosperience, we are planning a pre-launch augmented reality (“AR”) companion application to build momentum, generate revenues and cultivate a community of players before the full game release. We believe that a mobile AR app is consistent with market trends towards a growing interest in historical gaming and growing demand for content that blends learning and entertainment. We believe that cultural tourism gamification is a growing market and AR location-based mechanics of our planned app can promote exploration amount a target audience in the 18 to 45 demographic who are tech savvy, global minded, interested in history and culture and value immersive learning and short form gameplay. The AR companion app can be developed at a fraction of the cost of the full game and within a period of only 4 to 5 months. We plan to balance a freemium model with value added content.

The accompanying consolidated financial statements are presented for two periods: Successor (RoyaLand Ltd.), relating to the period succeeding the Acquisition, and Predecessor (OAPLT), relating to the periods preceding the Acquisition with a black line differentiating periods that are not comparable.

See Notes 3 and 4 for further information regarding the SEA and the Acquisition.